Related Party Transactions	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Related Party Transactions
Note 27: Related Party Transactions
Related parties include subsidiaries, associates, joint ventures, employee future benefit plans and key management personnel and their close family members. Close family members include spouses, common-law
partners and dependent minors. Transactions with our subsidiaries are eliminated on consolidation, and are not disclosed as related party transactions.
Key Management Personnel Compensation
Key management personnel is defined as those persons having authority and responsibility for planning, directing and/or controlling the activities of an entity, being the members of our Board of Directors (“directors”) and certain senior executives.
The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2019	2018	2017
Base salary and incentives	22	21	23
Post-employment benefits	2	2	1
Share-based payments (1)	43	31	38
Total key management personnel compensation	67	54	62

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.

We offer senior executives market interest rates on credit card balances, a fee-based
subsidy on annual credit card fees, and a select suite of customer loan and mortgage products at rates normally accorded to preferred customers. At October 31, 2019, loans to key management personnel totalled $21 million ($16 million in 2018). We have no provision for credit losses related to these amounts as at October 31, 2019 and 2018.
Directors receive a specified amount of their annual retainer in deferred stock units. Until a director’s shareholdings (including deferred stock units) are eight times greater than their annual retainer, they are required to take 100% of their annual retainer and other fees in the form of either our common shares or deferred stock units. They may elect to receive the remainder of such retainer fees and other remuneration in cash, common shares or deferred stock units.
Directors of our wholly owned subsidiary, BMO Financial Corp., are required to take a specified minimum amount of their annual retainer and other fees in the form of deferred stock units.
Joint Ventures and Associates
We provide banking services to our joint ventures and associates on the same terms offered to our customers for these services.
The following table presents the carrying amount of our interests in joint ventures and associated companies accounted for under the equity method as well as our share of the income of those entities:

(Canadian $ in millions)	Joint ventures		Associates
	2019	2018	2019	2018
Carrying amount	343	231	501	471
Share of net income	99	107	52	60
We do not have any joint ventures or associates that are individually material to our consolidated financial statements.
The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2019	2018
Loans	169	195
Deposits	106	114
Fees paid for services received	69	71
Guarantees and commitments	76	65